Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Reconciliation of US Statutory Income Tax Rate to the Company's Effective Tax Rate

The reconciliation of the US statutory income tax rate to the Company’s effective tax rate for the years ended December 31, 2018 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2018	2019
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	7.4	7.5
Federal and state research and development credits	2.0	3.7
Non-deductible items	(1.3)	(0.4)
Change in valuation allowance	(29.3)	(31.9)
Other	0.2	0.1

Effective income tax rate	—%	—%

Summary of Significant Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$18,428	$21,496
Capitalized license and research and development payments	4,130	3,928
Research and development credits	4,236	8,127
Deferred revenue	—	15,186
Deferred rent	284	2,902
Accrued bonus	479	825
Stock compensation	1,131	2,590
Other temporary differences	148	127

Total deferred tax assets	28,836	55,181
Valuation allowance	(28,445)	(53,285)

Deferred tax assets	391	1,896
Deferred tax liabilities:
Depreciation	(391)	(1,896)

Net deferred taxes	$—	$—